Note 3 - Acquisitions (Detail)	12 Months Ended						12 Months Ended			12 Months Ended
	Jan. 31, 2013 USD ($)	Jan. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2011 2000 Warrant Plan [Member] April 16, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 2001 Warrant Plan [Member] April 16, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 April 16, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 March 19, 2010 [Member] Zemblaz NV [Member] USD ($)	Jan. 31, 2011 March 19, 2010 [Member] Zemblaz NV [Member] EUR (€)	Jan. 31, 2011 April 16, 2010 [Member] Zemblaz NV [Member] USD ($)	Jan. 31, 2013 Exentra Transport Solutions Limited [Member] USD ($)	Jan. 31, 2013 Integrated Export Systems [Member] USD ($)	Jan. 31, 2013 Infodis B.V. [Member] USD ($)	Jan. 31, 2012 GeoMicro, Inc. [Member] USD ($)	Jan. 31, 2012 InterCommIT BV [Member] USD ($)	Jan. 31, 2012 Telargo Inc [Member] USD ($)	Jan. 31, 2011 Routing International NV [Member] USD ($)	Jan. 31, 2011 882976 Ontario Inc [Member] USD ($)	Jan. 31, 2011 Zemblaz NV [Member] USD ($)
Business Acquisition, Cost of Acquired Entity, Purchase Price							$ 39,100,000		$ 1,800,000	$ 16,600,000	$ 33,900,000	$ 3,700,000	$ 2,700,000	$ 13,600,000	$ 9,300,000	$ 3,900,000	$ 5,800,000
Business Combination, Acquisition Related Costs	1,405,000	1,599,000	1,545,000				1,100,000			300,000	300,000	400,000	100,000	600,000	500,000	200,000	100,000
Business Combination, Acquired Receivables, Gross Contractual Amount							6,900,000			800,000	800,000	700,000	200,000	1,200,000	2,300,000	1,400,000	600,000
Business Combination, Acquired Receivables, Fair Value							6,600,000			800,000	600,000	700,000	200,000	1,200,000	1,100,000	1,000,000	400,000
Business Combination, Acquired Receivables, Estimated Uncollectible							300,000				200,000				1,200,000	400,000	200,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual							19,100,000			800,000	6,400,000	2,200,000	400,000	1,500,000	2,400,000	1,800,000	2,500,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual							3,900,000			(100,000)	2,000,000	200,000	400,000	(100,000)	(1,300,000)	200,000	500,000
	54,155,000	21,281,000	49,449,000							16,559,000	33,909,000	3,687,000	2,674,000	13,605,000	5,002,000	4,339,000	5,973,000	39,137,000
Business Acquisition, Cost of Acquired Entity, Liabilities Incurred															4,300,000
Business Combination, Pro Forma Information, Amortization of Acquiree since Acquisition Date, Actual							$ 3,900,000									$ 300,000	$ 700,000
Business Acquisition, Percentage of Voting Interests Acquired							96.17%		3.83%
Business Acquisition, Share Price (in Euro per share)						€ 12.50		€ 12.50
Business Acquisition, Outstanding Warrants Purchase Price (in Euro per share)				€ 12.33	€ 20.76